STOCK-BASED COMPENSATION (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate			2.00%
Expected dividends		0.00%	0.00%
Expected volatility			133.00%
Expected life			5 years
Market price of the Company's common stock on date of grant			$ 0.14
Exercise price			$ 0.14
Minimum [Member] | Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate		0.00%
Expected volatility		118.00%
Expected life		2 years
Market price of the Company's common stock on date of grant		$ 0.19
Exercise price		$ 0.19
Maximum [Member] | Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate		1.68%
Expected volatility		144.00%
Expected life		5 years
Market price of the Company's common stock on date of grant		$ 1.48
Exercise price		$ 1.50
Employees And Directors And Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	0.33%
Expected dividends	0.00%
Employees And Directors And Non Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	83.00%
Expected life	4 years
Market price of the Company's common stock on date of grant	$ 14.74
Exercise price	$ 14.90
Employees And Directors And Non Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	113.00%
Expected life	5 years
Market price of the Company's common stock on date of grant	$ 19.70
Exercise price	$ 17.00